Summary of Contractual Maturities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Retail USD ($)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2012 Finance leases USD ($)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2012 Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Wholesale and other dealer loans JPY (¥)
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2013				$ 30,769	¥ 2,528,895	$ 3,366	¥ 276,630	$ 18,137	¥ 1,490,687
2014				21,586	1,774,195	2,219	182,404	2,545	209,151
2015				16,802	1,380,910	1,434	117,854	953	78,369
2016				10,722	881,267	976	80,239	872	71,637
2017				5,201	427,490	238	19,546	1,194	98,111
Thereafter				3,115	256,036	146	11,969	1,046	85,999
Total finance receivables, net	$ 118,230	¥ 9,717,359	¥ 9,693,551	$ 88,195	¥ 7,248,793	$ 8,379	¥ 688,642	$ 24,747	¥ 2,033,954